SCHEDULE OF FINANCIAL INSTRUMENT (Details) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Fair Value Disclosures [Abstract]
As of January 1,	$ 590	$ 764	$ 506
Additions			274
Change in fair value recognized in profit or loss			(16)
As of December 31,	$ 590	$ 764	$ 764